Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivable From Issuance of Shares [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2012	$ 495,702	$ 11,829	$ 57,608,337	$ (121,801)	$ (979,383)	$ (56,023,280)
Beginning Balance shares at Dec. 31, 2012		11,828,974
Net income (loss)	66,196					66,196
Foreign currency translation adjustment	23,109				23,109
Ending Balance at Dec. 31, 2013	585,007	11,829	57,608,337	(121,801)	(956,274)	(55,957,084)
Beginning Balance shares at Dec. 31, 2013		11,828,974
Net income (loss)	(9,849,964)					(9,849,964)
Foreign currency translation adjustment	113,176				113,176
Beneficial conversion feature	2,236,581		2,236,581
Series C Shares Conversion	4,380,906	5,009	4,254,096	121,801
Series C Shares Conversion, shares		5,008,870
Issuance of Series C Cash Shares net $76,367 in offering costs	7,342,077	5,662	7,336,414
Issuance of Series C Cash Shares net $76,367 in offering costs, shares		5,662,167
Issuance of Common Stock net $1,595,832 in offering costs	11,963,188	6,780	11,956,408
Issuance of Common stock, shares		6,779,510
Stock-based compensation expense	571,382		571,382
Issuance of Warrants	664,064		664,064
Ending Balance at Dec. 31, 2014	$ 18,006,417	$ 29,280	$ 84,627,283		$ (843,097)	$ (65,807,048)
Ending Balance shares at Dec. 31, 2014		29,279,522